UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324
Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Greater China Opportunities Fund

7.31.2006 Quarterly Portfolio Holdings

John Hancock
JOHN HANCOCK FUNDS

John Hancock Greater China Opportunities Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 99.98%		$59,361,057

(Cost $53,271,761)

Air Freight & Logistics 0.46%		274,473

Sinotrans Ltd. (China)	900,000	274,473
Airlines 1.55%		918,578

China National Aviation Co., Ltd. (Hong Kong)	1,350,000	470,774
China Southern Airlines Co, Ltd. (China) (I)	2,000,000	447,804
Airport Services 0.14%		79,720

Beijing Capital International Airport Co., Ltd. (China)	128,000	79,720
Aluminum 0.48%		283,167

Aluminum Corp. of China Ltd. (China)	424,000	283,167
Apparel, Accessories & Luxury Goods 1.04%		616,760

Bauhaus International Holdings Ltd. (Hong Kong)	470,000	66,527
China Ting Group Holdings Ltd. (Hong Kong) (I)	1,000,000	218,755
Glorious Sun Enterprises Ltd. (Hong Kong)	700,000	331,478
Asset Management & Custody Banks 2.42%		1,435,590

iShares MSCI Taiwan Index Fund (Taiwan)	117,000	1,435,590
Auto Parts & Equipment 0.41%		241,390

Zhejiang Shibao Co., Ltd. (China) (I)	1,690,000	241,390
Automobile Manufacturers 2.13%		1,265,884

Denway Motors Ltd. (Hong Kong)	3,470,000	1,116,294
Geely Automobile Holdings Ltd. (Hong Kong)	1,250,000	149,590
Computer Storage & Peripherals 0.83%		491,453

TPV Technology Ltd. (Hong Kong)	496,000	491,453
Construction Materials 0.85%		503,780

Anhui Conch Cement Co., Ltd. (China)	300,000	503,780
Consumer Electronics 0.97%		578,661

Fujikon Industrial Holdings Ltd. (Hong Kong)	2,318,000	578,661
Distributors 1.30%		771,047

China Resources Enterprise Ltd. (Hong Kong)	350,000	771,047

John Hancock Greater China Opportunities Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Diversified Banks 16.19%		9,612,170

Bank of China Ltd. (China) (I)	2,828,000	1,248,196
Bank of Communications Co., Ltd. (China) (I)(S)	1,210,000	761,383
Bank of East Asia Ltd. (Hong Kong)	341,400	1,410,190
China Construction Bank (China) (I)(S)	6,510,000	2,848,190
CITIC International Financial Holdings Ltd. (Hong Kong)	750,000	423,677
HSBC Holdings Plc (Hong Kong)	162,000	2,920,534
Diversified Metals & Mining 1.02%		605,560

China Rare Earth Holdings Ltd. (China)	994,000	181,628
Jiangxi Copper Co., Ltd. (China)	444,000	423,932
Diversified REITs 1.43%		851,073

GZI Real Estate Investment Trust (Hong Kong) (I)	2,242,000	851,073
Electric Utilities 1.40%		832,010

Huaneng Power International, Inc. (China)	1,288,000	832,010
Electronic Equipment Manufacturers 3.78%		2,243,385

AU Optronics Corp., American Depository Receipt (Taiwan)	50,000	737,000
GST Holdings Ltd. (Hong Kong)	1,300,000	505,195
Kingboard Chemical Holdings Ltd. (Hong Kong)	342,000	1,001,190
Fertilizers & Agricultural Chemicals 0.42%		252,006

Sinochem Hong Kong Holdings Ltd. (Hong Kong)	680,000	252,006
Footwear 0.41%		242,908

Prime Success International Group Ltd. (Hong Kong)	430,000	242,908
Forest Products 0.76%		451,183

Sino-Forest Corp. (Canada) (I)	90,900	451,183
Gas Utilities 2.39%		1,419,656

Hong Kong & China Gas Co., Ltd. (Hong Kong)	375,000	848,319
Xinao Gas Holdings Ltd. (China)	600,000	571,337
Health Care Supplies 0.32%		187,893

Shandong Weigao Group Medical Polymer Co., Ltd. (China)	312,000	187,893
Heavy Electrical Equipment 1.20%		714,737

Harbin Power Equipment Co., Ltd. (China)	340,000	378,884
Shanghai Electric Group Co., Ltd. (China) (I)	900,000	335,853
Highways & Railtracks 1.23%		729,960

Anhui Expressway Co., Ltd. (China)	990,000	729,960
Home Furnishings 0.33%		195,496

Kasen International Holdings Ltd. (China) (I)	1,475,000	195,496

John Hancock Greater China Opportunities Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Hypermarkets & Super Centers 1.39%		825,800

Lianhua Supermarket Holdings Co., Ltd. (China)	755,000	825,800
Independent Power Producers & Energy Traders 2.11%		1,252,154

China Resources Power Holdings Co., Ltd. (Hong Kong)	1,530,000	1,252,154
Industrial Conglomerates 1.21%		715,406

Beijing Enterprises Holdings Ltd. (Hong Kong)	120,000	189,622
Citic Pacific Ltd. (Hong Kong)	180,000	525,784
Industrial Machinery 0.78%		462,062

Enric Energy Equipment Holdings Ltd. (Hong Kong) (I)	764,000	462,062
Integrated Oil & Gas 13.35%		7,925,173

China Petroleum & Chemical Corp. (China)	2,790,000	1,565,308
PetroChina Co., Ltd. (China)	5,610,000	6,359,865
Integrated Telecommunication Services 4.82%		2,862,047

China Netcom Group Corp. (Hong Kong) Ltd. (Hong Kong)	597,000	1,087,794
China Telecom Corp. Ltd. (China)	5,386,000	1,774,253
Life & Health Insurance 6.38%		3,790,445

China Life Insurance Co., Ltd. (China) (I)	1,415,000	2,385,266
Ping An Insurance (Group) Co. of China Ltd. (China) (I)	420,000	1,405,179
Marine 0.96%		569,432

China COSCO Holdings Co., Ltd. (China) (I)	400,000	193,534
China Shipping Development Co., Ltd. (China)	230,000	190,600
Pacific Basin Shipping Ltd. (Hong Kong)	360,000	185,298
Marine Ports & Services 0.66%		393,952

China Merchants Holdings International Co., Ltd. (Hong Kong)	130,000	393,952
Oil & Gas Drilling 0.45%		266,083

China Oilfield Services Ltd. (China)	490,000	266,083
Oil & Gas Exploration & Production 5.10%		3,030,585

CNOOC Ltd. (Hong Kong)	3,563,000	3,030,585
Packaged Foods & Meats 0.53%		316,551

China Yurun Food Group Ltd. (Hong Kong)	400,000	316,551
Personal Products 1.52%		901,271

China Flavors & Fragrances Co., Ltd. (Hong Kong) (I)	2,060,000	901,271
Railroads 0.53%		317,169

Guangshen Railway Co., Ltd. (China)	790,000	317,169

John Hancock Greater China Opportunities Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Real Estate Management & Development 3.10%			1,841,120

China Overseas Land & Investment Ltd. (Hong Kong)		1,000,000	585,491
China Resources Land Ltd. (Hong Kong)		870,000	463,478
Guangzhou Investment Co., Ltd. (Hong Kong)		4,560,000	792,151
Semiconductors 0.07%			39,252

Advanced Semiconductor Manufacturing Corp. (China) (I)		248,000	39,252
Systems Software 0.59%			350,523

SinoCom Software Group Ltd. (Hong Kong)		1,200,000	350,523
Technology Distributors 1.17%			696,331

Digital China Holdings Ltd. (Hong Kong)		1,332,000	425,075
Mingyuan Medicare Development Co. Ltd. (Hong Kong) (I)		3,100,000	271,256
Wireless Telecommunication Services 11.80%			7,007,161

China Mobile (Hong Kong) Ltd. (Hong Kong)		1,088,000	7,007,161

Issuer		Shares	Value
Warrants 0.02%			$12,546

(Cost $0)

Real Estate Management & Development 0.02%			12,546

China Overseas Land & Investment Ltd. (Hong Kong) (I)		125,000	12,546

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Total investments 100.00%			$59,373,603

John Hancock Greater China Opportunities Fund Footnotes to Schedule of Investments July 31, 2006 (unaudited)

(I) Non-income-producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,609,573 or 6.08% of the Fund's total investments as of July 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $53,271,761. Gross unrealized appreciation and depreciation of investments aggregated $7,505,751 and $1,403,909, respectively, resulting in net unrealized appreciation of $6,101,842.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle*

James F. Carlin

Richard P. Chapman, Jr.**

William H. Cunningham

Charles L. Ladner**

Dr. John A. Moore**

Patti McGill Peterson**

Steven R. Pruchansky

* Non-Independent Trustee

** Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada
M4W IE5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080Q3 7/06
9/06

JOHN HANCOCK

Mid Cap Growth Fund

7.31.2006 **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock Mid Cap Growth Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 74.22%		$119,383,912

(Cost $112,291,045)

Apparel, Accessories & Luxury Goods 2.25%		3,617,460

Coach, Inc. (I)	126,000	3,617,460
Apparel Retail 4.68%		7,525,520

Abercrombie & Fitch Co. (Class A)	87,000	4,607,520
Urban Outfitters, Inc. (I)(L)	200,000	2,918,000

Asset Management & Custody Banks 1.80%		2,897,557

Affiliated Managers Group, Inc. (I)(L)	31,650	2,897,557
Auto Parts & Equipment 2.47%		3,965,370

Advance Auto Parts, Inc. (I)	131,000	3,965,370
Biotechnology 1.08%		1,742,110

Cephalon, Inc. (I)(L)	26,500	1,742,110
Broadcasting & Cable TV 2.49%		3,996,200

XM Satellite Radio Holdings, Inc. (Class A) (I)(L)	344,500	3,996,200
Communications Equipment 3.62%		5,814,000

Comverse Technology, Inc. (I)	300,000	5,814,000
Diversified Commercial Services 4.44%		7,138,211

Sotheby's (I)(W)	258,350	7,138,211
Electrical Components & Equipment 3.70%		5,950,080

Rockwell Automation, Inc.	96,000	5,950,080
Electronic Equipment Manufacturers 3.10%		4,988,880

MEMC Electronic Materials, Inc. (I)	164,000	4,988,880

Electronic Manufacturing Services 1.28%		2,051,280

Jabil Circuit, Inc. (I)	88,800	2,051,280
Health Care Services 1.70%		2,739,321

PDL BioPharma, Inc. (I)(L)	152,100	2,739,321
Health Care Supplies 3.52%		5,662,550

Gen-Probe, Inc. (I)	109,000	5,662,550

John Hancock Mid Cap Growth Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Hotels, Resorts & Cruise Lines 2.35%			3,785,760

Starwood Hotels & Resorts Worldwide, Inc. (L)		72,000	3,785,760
Household Appliances 1.65%			2,651,890

iRobot Corp. (I)(L)		151,450	2,651,890
Internet Retail 2.15%			3,463,040

Redback Networks, Inc. (I)(L)		224,000	3,463,040
Leisure Products 4.08%			6,566,235

Jarden Corp. (I)(L)(W)		226,500	6,566,235
Metal & Glass Containers 2.28%			3,673,530

Crown Holdings, Inc. (I)		220,500	3,673,530
Oil & Gas Drilling 2.04%			3,281,620

ENSCO International, Inc.		71,000	3,281,620
Oil & Gas Equipment & Services 4.26%			6,853,110

BJ Services Co.		71,000	2,575,170
Grant Prideco, Inc. (I)		94,000	4,277,940
Oil & Gas Exploration & Production 6.48%			10,428,400

Chesapeake Energy Corp.		115,000	3,783,500
Pinnacle Gas Resources, Inc. (B)(I)(S)		300,000	3,300,000
Toreador Resources Corp. (I)		130,000	3,344,900
Semiconductor Equipment 7.31%			11,763,181

Broadcom Corp. (Class A) (I)(L)		98,850	2,371,411
Teradyne, Inc. (I)(L)		280,500	3,685,770
Varian Semiconductor Equipment Associates, Inc. (I)(L)		180,000	5,706,000
Semiconductors 2.63%			4,224,927

Trident Microsystems, Inc. (I)(L)		245,350	4,224,927
Systems Software 2.86%			4,603,680

Quality Systems, Inc. (I)(L)		139,000	4,603,680
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 25.78%			$41,457,811

(Cost $41,457,811)

Joint Repurchase Agreement 1.35%			2,171,000

Investment in a joint repurchase agreement transaction with Morgan
Stanley - Dated 7-31-06 due 8-01-06 (Secured by U.S. Treasury
Inflation Indexed Bond 3.625% due 4-15-28)	5.250	2,171	2,171,000

John Hancock Mid Cap Growth Fund Securities owned by the Fund on July 31, 2006 (unaudited)

	Shares
Cash Equivalents 24.43%		39,286,811

AIM Cash Investment Trust (T)	39,286,811	39,286,811

Total investments 100.00%		$160,841,723

John Hancock Mid Cap Growth Fund Footnotes to Schedule of Investments July 31, 2006 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,300,000 or 2.05% of the Fund's total investments as of July 31, 2006.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $153,748,856. Gross unrealized appreciation and depreciation of investments aggregated $16,943,524 and $9,850,657, respectively, resulting in net unrealized appreciation of $7,092,867.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle*

James F. Carlin

Richard P. Chapman, Jr.**

William H. Cunningham

Charles L. Ladner**

Dr. John A. Moore**

Patti McGill Peterson**

Steven R. Pruchansky

* Non-Independent Trustee

** Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund.

390Q3 7/06
9/06

JOHN HANCOCK

International Fund

7.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock International Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 98.87%		$112,611,013
(Cost $96,879,158)

Canada 4.13%		4,701,573

Cameco Corp. (Coal & Consumable Fuels)	31,300	1,248,677
EnCana Corp. (Oil & Gas Exploration & Production)	19,900	1,074,714
Suncor Energy, Inc. (Integrated Oil & Gas)	14,600	1,178,722
Teck Cominco Ltd. (Class B) (Diversified Metals & Mining)	18,100	1,199,460

China 0.82%		935,714

Foxconn International Holdings Ltd. (Communications Equipment) (I)	223,000	518,241
Suntech Power Holding Co., Ltd., American Depositary Receipt (ADR)
(Electrical Components & Equipment) (I)	16,100	417,473

Finland 1.83%		2,090,205

Nokia Corp., ADR (Communications Equipment)	105,300	2,090,205

France 11.83%		13,471,709

AXA (Multi-Line Insurance)	53,842	1,855,182
Lafarge SA (Construction Materials)	18,993	2,295,331
Sanofi-Aventis SA (Pharmaceuticals)	47,191	4,483,587
Total SA (Integrated Oil & Gas)	23,847	1,620,522
Vallourec SA (Industrial Machinery)	4,304	934,832
Veolia Environnment SA (Multi-Utilities)	42,060	2,282,255

Germany 8.15%		9,277,569

Bayer AG (Diversified Chemicals)	25,717	1,265,163
Bayerische Motoren Werke (BMW) AG (Automobile Manufacturers)	11,537	595,396
Commerzbank AG (Diversified Banks)	77,219	2,713,875
Henkel KGaA (Household Products)	12,233	1,451,368
Merck KGaA (Pharmaceuticals)	9,578	873,942
Siemens AG (Industrial Conglomerates)	23,491	1,894,312
Solarworld AG (Electrical Components & Equipment)	8,894	483,513

Hong Kong 2.26%		2,579,701

AAC Acoustic Technology Holdings, Inc. (Communications Equipment) (I)	594,000	573,267
Hutchison Telecommunications International Ltd. (Wireless
Telecommunication Services) (I)	1,155,000	2,006,434

Hungary 1.30%		1,486,676

MOL Magyar Olaj-es Gazipari Rt. (Integrated Oil & Gas)	13,424	1,486,676

Ireland 4.34%		4,939,612

Bank of Ireland (Diversified Banks)	64,610	1,142,414
C&C Group Plc (Distillers & Vintners)	135,093	1,413,671
CRH Plc (Construction Materials)	74,117	2,383,527

John Hancock International Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Italy 4.63%		5,270,539

Autogrill SpA (Restaurants)	58,764	920,148
San Paolo IMI SpA (Diversified Banks)	175,632	3,124,411
UniCredito Italiano SpA (Diversified Banks)	159,450	1,225,980

Japan 23.57%		26,851,379

Aoyama Trading Co., Ltd. (Apparel Retail)	16,600	517,866
ASICS Corp. (Footwear)	29,000	287,124
Calsonic Kansei Corp. (Auto Parts & Equipment)	126,000	771,844
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	63,000	1,302,006
Fuji Electric Holdings Co., Ltd. (Electrical Components & Equipment)	237,000	1,174,282
Haseko Corp. (Homebuilding) (I)	397,000	1,352,995
Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	24,100	766,584
Hokuhoku Financial Group, Inc. (Regional Banks)	260,000	983,790
Japan Steel Works Ltd. (The) (Industrial Machinery)	80,000	494,254
Japan Tobacco, Inc. (Tobacco)	544	2,086,914
Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	81,000	1,681,085
Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	141	1,996,068
Mitsui & Co., Ltd. (Trading Companies & Distributors)	111,000	1,694,560
Nitori Co., Ltd. (Homefurnishing Retail)	17,630	788,794
Okasan Holdings, Inc. (Investment Banking & Brokerage)	41,000	395,902
Sumitomo Mitsubishi Silicon Corp. (Semiconductors)	24,300	1,414,235
Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	330	3,518,154
Teijin Ltd. (Commodity Chemicals)	240,000	1,354,830
Tokyo Electron Ltd. (Semiconductor Equipment)	18,500	1,178,529
Toyota Motor Corp. (Automobile Manufacturers)	41,300	2,187,076
Uni-Charm Corp. (Household Products)	16,300	904,487

Luxembourg 3.46%		3,938,501

Millicom International Cellular SA (Wireless Telecommunication Services)
(I)	36,400	1,273,636
Stolt Offshore SA (Oil & Gas Equipment & Services) (I)	77,200	1,314,341
Tenaris SA, ADR (Oil & Gas Equipment & Services)	34,700	1,350,524

Mexico 0.98%		1,117,282

Fomento Economico Mexicano SA de CV (Soft Drinks)	26,100	230,502
Fomento Economico Mexicano SA de CV, ADR (Soft Drinks)	10,100	886,780

Netherlands 2.21%		2,518,192

ASML Holding NV (Semiconductor Equipment) (I)	60,628	1,193,826
Royal Numico NV (Packaged Foods & Meats)	27,630	1,324,366

Norway 1.70%		1,940,282

Telenor ASA (Integrated Telecommunication Services)	106,200	1,351,747
TGS Nopec Geophysical Co. ASA (Oil & Gas Equipment & Services) (I)	33,300	588,535

Singapore 0.61%		690,713

SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	326,000	690,713

South Africa 0.93%		1,062,490

Harmony Gold Mining Co., Ltd., ADR (Gold) (I)	74,300	1,062,490

John Hancock International Fund Securities owned by the Fund on July 31, 2006 (unaudited)

South Korea 2.27%		2,586,628

Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Construction & Farm
Machinery & Heavy Trucks)	42,150	1,327,524
Kookmin Bank, ADR (Diversified Banks)	14,600	1,259,104
Sweden 1.13%		1,282,418

Modern Times Group MTG AB (B Shares) (Broadcasting & Cable TV)	25,900	1,282,418
Switzerland 14.42%		16,418,778

ABB Ltd. (Heavy Electrical Equipment)	184,063	2,376,742
Adecco SA (Human Resource & Employment Services)	26,399	1,535,037
Compagnie Financiere Richemont AG (Apparel, Accessories & Luxury Goods)	25,852	1,165,214
Nestle SA (Packaged Foods & Meats)	6,904	2,260,964
Novartis AG (Pharmaceuticals)	36,059	2,046,960
Panalpina Welttransport Holding AG (Air Freight & Logistics)	11,867	1,107,336
Roche Holding AG (Pharmaceuticals)	13,841	2,461,671
Straumann AG (Health Care Equipment)	4,830	1,227,750
UBS AG (Diversified Capital Markets)	41,145	2,237,104
Taiwan 0.54%		620,065

United Microelectronics Corp., ADR (Semiconductors)	203,300	620,065
United Kingdom 7.14%		8,126,537

ARM Holdings Plc (Semiconductors)	521,265	1,131,378
AstraZeneca Plc (Pharmaceuticals)	22,618	1,380,465
Barclays Plc (Diversified Banks)	134,728	1,579,697
British American Tobacco Plc (Tobacco)	51,816	1,396,003
HSBC Holdings Plc (Diversified Banks)	145,567	2,638,994
United States 0.62%		704,450

Southern Copper Corp. (Diversified Metals & Mining)	7,300	704,450
Issuer	Shares	Value

Rights 0.00%		$4
(Cost $4)

France 0.00%		4

Arkema (Commodity Chemicals) (I)	1	4
Issuer	Shares	Value

Warrants 1.13%		$1,285,190
(Cost $1,356,443)

India 1.13%		1,285,190

Bharti Tele-Ventures Ltd. (Integrated Telecommunication Services) (B)(I)(R)	156,096	1,285,190

Total investments 100.00%		$113,896,207

John Hancock International Fund Footnotes to Schedule of Investments July 31, 2006 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income-producing security.

(R) Equity-linked warrant.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $98,235,605. Gross unrealized appreciation and depreciation of investments aggregated $17,541,068 and $1,880,466, respectively, resulting in net unrealized appreciation of $15,660,602.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Sub-Investment adviser
Nicholas-Applegate Capital Management
LLC
600 West Broadway
San Diego, CA 92101

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Fund.

400Q3 7/06
9/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: September 26, 2006